Long-Term Debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Long-Term Debt

Note G: Long-Term Debt

December 31 (add 000)	2017	2016
6.60% Senior Notes, due 2018	$299,871	$299,483
4.25% Senior Notes, due 2024	395,814	395,252
7% Debentures, due 2025	124,180	124,090
3.450% Senior Notes, due 2027	296,628	-
3.500% Senior Notes, due 2027	494,352	-
6.25% Senior Notes, due 2037	228,033	227,975
4.250% Senior Notes, due 2047	591,688	-
Floating Rate Senior Notes, due 2019, interest rate of 2.13% at December 31, 2017	298,102	-
Floating Rate Senior Notes, due 2020, interest rate of 2.10% at December 31, 2017	298,227	-
Floating Rate Senior Notes, due 2017, interest rate of 2.10% at December 31, 2016	-	299,033
Revolving Facility, due 2022, interest rate of 1.86% at December 31, 2016	-	160,000
Trade Receivable Facility, interest rate of 1.34% at December 31, 2016	-	180,000
Other notes	308	356
Total	3,027,203	1,686,189
Less current maturities	(299,909)	(180,036)
Long-term debt	$2,727,294	$1,506,153

The Company’s 6.60% Senior Notes due 2018, 7% Debentures due 2025, 6.25% Senior Notes due 2037, 4.25% Senior Notes due 2024, 3.450% Senior Notes due 2027, 3.500% Senior Notes due 2027, 4.250% Senior Notes due 2047, Floating Rate Senior Notes due 2019, and Floating Rate Senior Notes due 2020 (collectively, the “Senior Notes”) are senior unsecured obligations of the Company, ranking equal in right of payment with the Company’s existing and future unsubordinated indebtedness.  Upon a change-of-control repurchase event and a resulting below-investment-grade credit rating, the Company would be required to make an offer to repurchase all outstanding Senior Notes, with the exception of the 7% Debentures due 2025, at a price in cash equal to 101% of the principal amount of the Senior Notes, plus any accrued and unpaid interest to, but not including, the purchase date.

The Senior Notes are carried net of original issue discount, which is being amortized by the effective interest method over the life of the issue.  With the exception of the Floating Rate Senior Notes due 2019 and the Floating Rate Senior Notes due 2020, the Senior Notes are redeemable prior to their respective maturity dates at a make-whole redemption price. The principal amount, effective interest rate and maturity date for the Company’s Senior Notes are as follows:

	Principal Amount (add 000)	Effective Interest Rate	Maturity Date
6.60% Senior Notes	$300,000	6.81%	April 15, 2018
4.25% Senior Notes	$400,000	4.25%	July 2, 2024
7% Debentures	$125,000	7.12%	December 1, 2025
3.450% Senior Notes	$300,000	3.47%	June 1, 2027
3.500% Senior Notes	$500,000	3.53%	December 15, 2027
6.25% Senior Notes	$230,000	6.45%	May 1, 2037
4.250% Senior Notes	$600,000	4.27%	December 15, 2047
Floating Rate Senior Notes, due 2019	$300,000	Three-month LIBOR + 0.50%	December 20, 2019
Floating Rate Senior Notes, due 2020	$300,000	Three-month LIBOR + 0.65%	May 22, 2020

On May 22, 2017, the Company issued $300,000,000 aggregate principal amount of Floating Rate Senior Notes due in 2020 (the “2020 Floating Rate Notes”) and $300,000,000 aggregate principal amount of 3.450% Senior Notes due in 2027 (the “3.450% Senior Notes”), unsecured obligations of the Company.  The 3.450% Senior Notes may be redeemed in whole or in part prior to March 1, 2027 at a make-whole redemption price, or on or after March 1, 2027 at a redemption price equal to 100% of the principal amount of the notes to be redeemed, and in either case plus unpaid interest, if any, accrued thereon to, but excluding, the date of redemption.  The 2020 Floating Rate Notes bear interest at a rate, reset quarterly, equal to the three-month London Interbank Offered Rate (LIBOR) for U.S. Dollars plus 0.65% (or 65 basis points) and may not be redeemed prior to their stated maturity date of May 22, 2020.

On December 20, 2017, the Company issued $300,000,000 aggregate principal amount of Floating Rate Senior Notes due 2019 (the “2019 Floating Rate Notes”), $500,000,000 aggregate principal amount of 3.500% Senior Notes due 2027 (the “2027 3.500% Fixed Rate Notes”) and $600,000,000 aggregate principal amount of 4.250% Senior Notes due 2047 (the “2047 Fixed Rate Notes”), all of which are unsecured obligations of the Company and rank equally in right of payment with all of its existing and future unsubordinated indebtedness. The net proceeds of the offering are expected to be used to finance, in part, the previously-announced Bluegrass acquisition (the “Acquisition”) and to repay the $300,000,000 6.60% Senior Notes due April 15, 2018.  The Company may not redeem the 2019 Floating Rate Notes prior to their stated maturity date of December 20, 2019.  If the Acquisition is not consummated prior to September 30, 2018, the purchase agreement is terminated prior to September 30, 2018, or the Company  publicly announces at any time prior to September 30, 2018 that it will no longer pursue the consummation of the Acquisition, the Company will be required to redeem all of the outstanding 2027 3.500% Fixed Rate Notes and the 2047 Fixed Rate Notes pursuant to a special mandatory redemption at a price equal to 101% of the aggregate principal amounts, plus accrued and unpaid interest.  The 2019 Floating Rate Notes are not subject to the special mandatory redemption.

The Company has a credit agreement with JPMorgan Chase Bank, N.A., as Administrative Agent, Branch Banking and Trust Company (BB&T), Deutsche Bank Securities, Inc., SunTrust Bank, and Wells Fargo Bank, N.A., as Co-Syndication Agents, and the lenders party thereto (the “Credit Agreement”), which provides for a $700,000,000 five-year senior unsecured revolving facility (the “Revolving Facility”). Borrowings under the Revolving Facility bear interest, at the Company’s option, at rates based upon LIBOR or a base rate, plus, for each rate, a margin determined in accordance with a ratings-based pricing grid.

The Credit Agreement requires the Company’s ratio of consolidated net debt-to-consolidated earnings before interest, taxes, depreciation, depletion and amortization (EBITDA), as defined, for the trailing-twelve months (the “Ratio”) to not exceed 3.50x as of the end of any fiscal quarter, provided that the Company may exclude from the Ratio debt incurred in connection with certain acquisitions during the quarter or three preceding quarters so long as the Ratio calculated without such exclusion does not exceed 3.75x.  Additionally, if no amounts are outstanding under both the Revolving Facility and the trade receivable securitization facility (discussed later), consolidated debt, including debt for which the Company is a co-borrower (see Note N), may be reduced by the Company’s unrestricted cash and cash equivalents in excess of $50,000,000, such reduction not to exceed $200,000,000, for purposes of the covenant calculation.  In December 2017, the Company amended its credit agreement to exclude debt obtained to fund the pending Bluegrass acquisition from the Ratio. The Company was in compliance with this Ratio at December 31, 2017.

On December 5, 2017, the Company extended its Revolving Facility by one year.  The Revolving Facility expires on December 5, 2022, with any outstanding principal amounts, together with interest accrued thereon, due in full on that date.  Available borrowings under the Revolving Facility are reduced by any outstanding letters of credit issued by the Company under the Revolving Facility.  At December 31, 2017 and 2016, the Company had $2,301,000 and $2,507,000, respectively, of outstanding letters of credit issued under the Revolving Facility.  The Company paid the bank group an upfront loan commitment fee that is being amortized over the life of the Revolving Facility.  The Revolving Facility includes an annual facility fee.

The Company, through a wholly-owned special-purpose subsidiary, has a $300,000,000 trade receivable securitization facility (the “Trade Receivable Facility”). On September 27, 2017, the Company extended the maturity to September 26, 2018. The Trade Receivable Facility, with SunTrust Bank, Regions Bank, PNC Bank, N.A., The Bank of Tokyo-Mitsubishi UFJ, Ltd., New York Branch, and certain other lenders that may become a party to the facility from time to time, is backed by eligible trade receivables, as defined. Borrowings are limited to the lesser of the facility limit or the borrowing base, as defined, of $338,784,000 and $332,302,000 at December 31, 2017 and 2016, respectively. These receivables are originated by the Company and then sold or contributed to the wholly-owned special-purpose subsidiary. The Company continues to be responsible for the servicing and administration of the receivables purchased by the wholly-owned special-purpose subsidiary. Borrowings under the Trade Receivable Facility bear interest at a rate equal to one-month LIBOR plus 0.725%, subject to change in the event that this rate no longer reflects the lender’s cost of lending. The Trade Receivable Facility contains a cross-default provision to the Company’s other debt agreements.

The Company’s long-term debt maturities for the five years following December 31, 2017, and thereafter are:

(add 000)
2018	$299,909
2019	298,157
2020	298,286
2021	65
2022	90
Thereafter	2,130,696
Total	$3,027,203

The Company has a $5,000,000 short-term line of credit.  No amounts were outstanding under this line of credit at December 31, 2017 or 2016.

Accumulated other comprehensive loss includes the unamortized value of terminated forward starting interest rate swap agreements.  For the years ended December 31, 2017, 2016 and 2015, the Company recognized $1,443,000, $ 1,367,000 and $1,280,000, respectively, as additional interest expense.  The amortization of the terminated value of the forward starting interest rate swap agreements will be completed in April 2018 and will increase 2018 interest expense by approximately $463,000.